FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	£ 484,858	£ 461,016
Allowance for Impairment Losses	1,276
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	14,327	12,785
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	6,039	5,419
Gross loan commitments	135,098	135,629
Assets obtained by taking possession of collateral or calling on other credit enhancements	245	297
Irrevocable Loan Commitments And Contingencies [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Fair Value Of Collateral Held	10,661
Collateral sold or repledged in absence of default by owner of collateral, at fair value		10,956
Gross loan commitments	62,640	63,237
Loans and Advances to Banks [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	461	771
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	481	796
Retail Non-Mortgage [Member] | Stage 3 [member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	631	817
Allowance for Impairment Losses	366	542
Retail Non-Mortgage [Member] | Stage 1 and Stage 2 [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	52,450	49,482
Commercial loans [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	40,483	16,832
Commercial loans [Member] | Stage 3 [member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers	658	698
Allowance for Impairment Losses	215	242
Collateralised Loan [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	42,339	17,122
Collateralised Loan [Member] | Cash collateral [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	0
Trading & other financial assets at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	28,356	31,590
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	36,101	39,099
Collateral sold or repledged in absence of default by owner of collateral, at fair value	31,013	31,281
Trading & other financial assets at fair value through profit or loss [Member] | Stock Borrowing [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	51,202	61,469
Collateral sold or repledged in absence of default by owner of collateral, at fair value	49,233	44,432
Accumulated impairment [member] | Commercial loans [Member] | Stage 3 [member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value		£ 797
Fair Value Of Collateral Held	£ 590